Revenue	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
1 9	REVENUE

	2020	2021	2022
	RM	RM	RM	USD
Business strategy consultancy	3,648,406	27,308,368	17,681,457	4,016,231
Technology development, solutions and consultancy	-	19,425,038	17,505,200	3,976,196
Others	-	741,636	383,225	87,047
Total	3,648,406	47,475,042	35,569,882	8,079,474

This represents revenue arising from the Group’s contracts with customers for business strategy consultancy, technology development, solution and consultancy and investment.